Schedule of Unrecognized Tax Benefits Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unrecognized tax benefit - January 1	$ 213,309	$ 213,309	$ 213,309
Gross increases - tax positions in prior period	0	0	0
Gross decreases - tax positions in prior period	0	0	0
Gross increases - tax positions in current period	0	0	0
Settlement	0	0	0
Lapse of statute of limitation	0	0	0
Unrecognized tax benefit - December 31	$ 213,309	$ 213,309	$ 213,309